INCOME TAX (Details Narrative)	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Assessable profits	$ 2,000,000
Statutory rate	16.50%	16.50%	16.50%
Income tax effective rate, corporate tax percentage	21.00%
Deferred tax assets		$ 3,316,000	$ 3,351,000	$ 629,000	$ 4,903,000
Income tax withholding descriptions	Pursuant to the PRC Corporate Income Tax Law, a 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in Mainland China. The requirement is effective from January 1, 2008 and applies to earnings after December 31, 2007. A lower withholding tax rate may be applied if there is a tax treaty between Mainland China and the jurisdiction of the foreign investors. The Group is liable for withholding taxes of 5% on dividends distributed by those subsidiaries established in Mainland China in respect of earnings generated from January 1, 2008
Operating Loss Carryforwards		17,639,000			41,397,000	¥ 36,980,000	¥ 14,422,000
Inland Revenue, Hong Kong [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating Loss Carryforwards		$ 40,377,000		$ 4,846,000	$ 37,796,000
High And New Technology [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory rate	15.00%
Subsidiaries [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory rate	25.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Assessable profits	8.25%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Assessable profits	16.50%